STOCKHOLDERS' EQUITY (DEFICIT) (Details 1) (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2012
Employee Stock Option [Member]
Options outstanding at beginning of year, Number of options	0
Options granted, Number of options	2,100,000	[1]
Options exercised, Number of options	0
Options expired, Number of options	0
Options forfeited, Number of options	0
Options outstanding at end of year, Number of options	2,100,000
Options vested and expected to vest at end of year, Number of options	2,086,750
Exercisable at end of year, Number of options	1,045,000
Options outstanding at beginning of year, Weighted average exercise price	$ 0
Options outstanding at end of year, Weighted average exercise price	$ 0.32
Options granted, Weighted average exercise price	$ 0.32	[1]
Options exercised, Weighted average exercise price	$ 0
Options expired, Weighted average exercise price	$ 0
Options forfeited, Weighted average exercise price	$ 0
Options vested and expected to vest at end of year, Weighted average exercise price	$ 0.24
Exercisable at end of year, Weighted average exercise price	$ 0.16
Options outstanding at end of year, Weighted average remaining contractual life	7 years 8 months 8 days
Options vested and expected to vest at end of year, Weighted average remaining contractual life	7 years 2 months 1 day
Exercisable at end of year, Weighted average remaining contractual life	6 years 10 months 17 days
Options outstanding at beginning of year, Intrinsic value	$ 0
Options vested and expected to vest at end of year, Intrinsic value	1.17
Options outstanding at end of year, Intrinsic value	1.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 1.18

[1]	Excluding 500,000 restricted shares granted (see also Note 8h).